Financial Instruments	12 Months Ended
Dec. 31, 2014
Financial Instruments [Abstract]
Financial Instruments

10.	Financial Instruments

The preparation of our consolidated financial statements in accordance with GAAP requires certain of our assets and liabilities to be reflected at their fair value, and others on another basis, such as an adjusted historical cost basis.  In this note, we provide details on the fair value of financial assets and liabilities and how we determine those fair values.  We present this information for those financial instruments that are measured at fair value for which the change in fair value impacts net income attributable to Aetna or other comprehensive income separately from other financial assets and liabilities.

Financial Instruments Measured at Fair Value in our Balance Sheets
Certain of our financial instruments are measured at fair value in our balance sheets.  The fair values of these instruments are based on valuations that include inputs that can be classified within one of three levels of a hierarchy established by GAAP.  The following are the levels of the hierarchy and a brief description of the type of valuation information (“inputs”) that qualifies a financial asset or liability for each level:

◦	Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets.

◦
Level 2 – Inputs other than Level 1 that are based on observable market data.  These include: quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets, inputs that are observable that are not prices (such as interest rates and credit risks) and inputs that are derived from or corroborated by observable markets.

◦	Level 3 – Developed from unobservable data, reflecting our own assumptions.

Financial assets and liabilities are classified based upon the lowest level of input that is significant to the valuation.  When quoted prices in active markets for identical assets and liabilities are available, we use these quoted market prices to determine the fair value of financial assets and liabilities and classify these assets and liabilities in Level 1.  In other cases where a quoted market price for identical assets and liabilities in an active market is either not available or not observable, we estimate fair value using valuation methodologies based on available and observable market information or by using a matrix pricing model.  These financial assets and liabilities would then be classified in Level 2.  If quoted market prices are not available, we determine fair value using broker quotes or an internal analysis of each investment’s financial performance and cash flow projections.  Thus, financial assets and liabilities may be classified in Level 3 even though there may be some significant inputs that may be observable.

The following is a description of the valuation methodologies used for our financial assets and liabilities that are measured at fair value, including the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Debt Securities – Where quoted prices are available in an active market, our debt securities are classified in Level 1 of the fair value hierarchy.  Our Level 1 debt securities are comprised primarily of U.S. Treasury securities.

The fair values of our Level 2 debt securities are obtained using models such as matrix pricing, which use quoted market prices of debt securities with similar characteristics, or discounted cash flows to estimate fair value. We review these prices to ensure they are based on observable market inputs that include, but are not limited to, quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets and inputs that are observable but not prices (for example, interest rates and credit risks). We also review the methodologies and the assumptions used to calculate prices from these observable inputs. On a quarterly basis, we select a sample of our Level 2 debt securities’ prices and compare them to prices provided by a secondary source. Variances over a specified threshold are identified and reviewed to confirm the price provided by the primary source represents an appropriate estimate of fair value. In addition, our internal investment team consistently compares the prices obtained for select Level 2 debt securities to the team’s own independent estimates of fair value for those securities. We obtained one price for each of our Level 2 debt securities and did not adjust any of these prices at December 31, 2014 or 2013.

We also value certain debt securities using Level 3 inputs.  For Level 3 debt securities, fair values are determined by outside brokers or, in the case of certain private placement securities, are priced internally.  Outside brokers determine the value of these debt securities through a combination of their knowledge of the current pricing environment and market flows.  We obtained one non-binding broker quote for each of these Level 3 debt securities and did not adjust any of these quotes at December 31, 2014 or 2013.  The total fair value of our broker quoted debt securities was approximately $126 million and $103 million at December 31, 2014 and 2013, respectively.  Examples of these broker quoted Level 3 debt securities include certain U.S. and foreign corporate securities and certain of our commercial mortgage-backed securities as well as other asset-backed securities.  For some of our private placement securities, our internal staff determines the value of these debt securities by analyzing spreads of corporate and sector indices as well as interest spreads of comparable public bonds.  Examples of these private placement Level 3 debt securities include certain U.S. and foreign securities and certain tax-exempt municipal securities.

Equity Securities – We currently have two classifications of equity securities:  those that are publicly traded and those that are privately held.  Our publicly-traded securities are classified in Level 1 because quoted prices are available for these securities in an active market.  For privately-held equity securities, there is no active market; therefore, we classify these securities in Level 3 because we price these securities through an internal analysis of each investment’s financial statements and cash flow projections. Significant unobservable inputs consist of earnings and revenue multiples, discount for lack of marketability and comparability adjustments. An increase or decrease in any of these unobservable inputs would result in a change in the fair value measurement, which may be significant.

Derivatives – Where quoted prices are available in an active market, our derivatives are classified in Level 1. Certain of our derivative instruments are valued using models that primarily use market observable inputs and therefore are classified in Level 2 because they are traded in markets where quoted market prices are not readily available.

Financial assets and liabilities measured at fair value on a recurring basis in our balance sheets at December 31, 2014 and 2013 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
December 31, 2014
Assets:
Debt securities:
U.S. government securities	$1,198.4	$198.5	$—	$1,396.9
States, municipalities and political subdivisions	—	4,808.2	1.2	4,809.4
U.S. corporate securities	—	8,548.2	58.2	8,606.4
Foreign securities	—	3,560.7	31.6	3,592.3
Residential mortgage-backed securities	—	927.7	—	927.7
Commercial mortgage-backed securities	—	1,368.3	7.5	1,375.8
Other asset-backed securities	—	602.5	41.5	644.0
Redeemable preferred securities	—	65.2	4.1	69.3
Total debt securities	1,198.4	20,079.3	144.1	21,421.8
Equity securities	1.8	—	18.1	19.9
Derivatives	—	.3	—	.3
Total	$1,200.2	$20,079.6	$162.2	$21,442.0
Liabilities:
Derivatives	$—	$53.4	$—	$53.4
December 31, 2013
Assets:
Debt securities:
U.S. government securities	$1,237.5	$225.0	$—	$1,462.5
States, municipalities and political subdivisions	—	4,161.0	1.3	4,162.3
U.S. corporate securities	—	7,911.4	31.2	7,942.6
Foreign securities	—	3,311.6	43.9	3,355.5
Residential mortgage-backed securities	—	924.2	—	924.2
Commercial mortgage-backed securities	—	1,399.5	7.5	1,407.0
Other asset-backed securities	—	317.3	32.3	349.6
Redeemable preferred securities	—	61.3	4.1	65.4
Total debt securities	1,237.5	18,311.3	120.3	19,669.1
Equity securities	17.1	—	44.2	61.3
Derivatives	—	49.1	—	49.1
Total	$1,254.6	$18,360.4	$164.5	$19,779.5
Liabilities:
Derivatives	$—	$1.9	$—	$1.9

There were no transfers between Levels 1 and 2 during the years ended December 31, 2014 and 2013.

The changes in the balances of Level 3 financial assets during 2014 were as follows:

(Millions)	Foreign Securities	U.S. corporate securities	Equity Securities	Other	Total
Beginning balance	$43.9	$31.2	$44.2	$45.2	$164.5
Net realized and unrealized capital gains (losses):
Included in earnings	(.5)	(4.0)	(.1)	(.1)	(4.7)
Included in other comprehensive income	.5	(2.0)	(26.0)	.1	(27.4)
Other (1)	.4	(.4)	4.3	—	4.3
Purchases	10.5	42.9	5.0	16.6	75.0
Sales	(12.4)	(1.5)	(9.2)	—	(23.1)
Settlements	(1.1)	(2.3)	(.1)	(7.5)	(11.0)
Transfers out of Level 3, net	(9.7)	(5.7)	—	—	(15.4)
Ending balance	$31.6	$58.2	$18.1	$54.3	$162.2

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

The changes in the balances of Level 3 financial assets during 2013 were as follows:

(Millions)	Foreign Securities	Commercial Mortgage-backed Securities	Equity Securities	Other	Total
Beginning balance	$52.7	$20.1	$22.1	$100.9	$195.8
Net realized and unrealized capital gains (losses):
Included in earnings	.5	4.0	2.8	(3.7)	3.6
Included in other comprehensive income	(3.4)	(3.8)	21.2	(4.0)	10.0
Other (1)	(.2)	—	11.2	1.1	12.1
Purchases	41.5	3.1	13.0	31.9	89.5
Sales	(27.2)	(2.5)	(26.1)	(13.8)	(69.6)
Settlements	(5.4)	(10.4)	—	(16.0)	(31.8)
Transfers out of Level 3, net	(14.6)	(3.0)	—	(27.5)	(45.1)
Ending balance	$43.9	$7.5	$44.2	$68.9	$164.5

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

The total gross transfers into (out of) Level 3 during the years ended December 31, 2014 and 2013 were as follows:

(Millions)	2014	2013
Gross transfers into Level 3	$1.9	$3.8
Gross transfers out of Level 3	(17.3)	(48.9)
Net transfers out of Level 3	$(15.4)	$(45.1)

Gross transfers out of Level 3 during 2014 primarily related to foreign debt securities and U.S. corporate securities, while gross transfers into Level 3 during 2014 primarily related to other asset-backed securities. Gross transfers out of Level 3 during 2013 primarily related to securities of States, municipalities and political subdivisions; U.S. corporate debt securities; and Foreign debt securities, while gross transfers into Level 3 during 2013 primarily related to foreign debt securities. The fair value of securities transferred out of Level 3 during 2014 and 2013 had been based on broker quotes and is now based primarily on a matrix pricing model, which uses quoted market prices of debt securities with similar characteristics. Gross transfers into Level 3 during 2014 and 2013 primarily were due to quoted prices for certain securities no longer being available in active markets.

Financial Instruments Not Measured at Fair Value in our Balance Sheets
The following is a description of the valuation methodologies used for estimating the fair value of our financial assets and liabilities that are carried on our balance sheets at adjusted cost or contract value.

Mortgage loans:  Fair values are estimated by discounting expected mortgage loan cash flows at market rates that reflect the rates at which similar loans would be made to similar borrowers.  These rates reflect our assessment of the credit worthiness of the borrower and the remaining duration of the loans.  The fair value estimates of mortgage loans of lower credit quality, including problem and restructured loans, are based on the estimated fair value of the underlying collateral.

Bank loans: Where fair value is determined by quoted market prices of bank loans with similar characteristics, our bank loans are classified in Level 2. For bank loans classified in Level 3, fair value is determined by outside brokers using their internal analyses through a combination of their knowledge of the current pricing environment and market flows.

Equity securities: Certain of our equity securities are carried at cost. The fair values of our cost-method investments are not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment.

Investment contract liabilities:
•With a fixed maturity:  Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, us for similar contracts.
•Without a fixed maturity:  Fair value is estimated as the amount payable to the contract holder upon demand.  However, we have the right under such contracts to delay payment of withdrawals that may ultimately result in paying an amount different than that determined to be payable on demand.

Long-term debt:  Fair values are based on quoted market prices for the same or similar issued debt or, if no quoted market prices are available, on the current rates estimated to be available to us for debt of similar terms and remaining maturities.

The carrying value and estimated fair value classified by level of fair value hierarchy for certain of our financial instruments at December 31, 2014 and 2013 were as follows:

	Carrying Value	Estimated Fair Value
(Millions)		Level 1	Level 2	Level 3	Total
December 31, 2014
Assets:
Mortgage loans	$1,562.2	$—	$—	$1,621.4	$1,621.4
Bank loans	231.2	—	217.6	9.4	227.0
Equity securities (1)	34.9	N/A	N/A	N/A	N/A
Liabilities:
Investment contract liabilities:
With a fixed maturity	16.6	—	—	16.6	16.6
Without a fixed maturity	557.5	—	—	551.5	551.5
Long-term debt	8,081.3	—	8,764.8	—	8,764.8

	Carrying Value	Estimated Fair Value
(Millions)		Level 1	Level 2	Level 3	Total
December 31, 2013
Assets:
Mortgage loans	$1,549.6	$—	$—	$1,584.8	$1,584.8
Bank loans	181.7	—	171.5	9.8	181.3
Liabilities:
Investment contract liabilities:
With a fixed maturity	8.9	—	—	8.9	8.9
Without a fixed maturity	572.3	—	—	553.2	553.2
Long-term debt	8,252.6	—	8,670.6	—	8,670.6

(1)	It was not practical to estimate the fair value of these cost-method investments as it represents shares of unlisted companies.

Separate Accounts Measured at Fair Value in our Balance Sheets
Separate Accounts assets in our Large Case Pensions business represent funds maintained to meet specific objectives of contract holders.  Since contract holders bear the investment risk of these assets, a corresponding Separate Accounts liability has been established equal to the assets.  These assets and liabilities are carried at fair value.  Net investment income and capital gains and losses accrue directly to such contract holders.  The assets of each account are legally segregated and are not subject to claims arising from our other businesses.  Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on Separate Accounts assets are not reflected in our statements of income, shareholders’ equity or cash flows.

Separate Accounts assets include debt and equity securities and derivative instruments.  The valuation methodologies used for these assets are similar to the methodologies described beginning on page 103.  Separate Accounts assets also include investments in common/collective trusts that are carried at fair value. Common/collective trusts invest in other investment funds otherwise known as the underlying funds. The Separate Accounts’ interests in the common/collective trust funds are based on the fair values of the investments of the underlying funds and therefore are classified in Level 2. The assets in the underlying funds primarily consist of equity securities. Investments in common/collective trust funds are valued at their respective net asset value per share/unit on the valuation date.

Separate Accounts financial assets at December 31, 2014 and 2013 were as follows:

	2014				2013
(Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities	$876.0	$2,495.0	$2.9	$3,373.9	$726.4	$2,227.0	$.6	$2,954.0
Equity securities	173.3	5.7	—	179.0	188.4	3.3	—	191.7
Derivatives	—	.2	—	.2	—	.8	—	.8
Common/collective trusts	—	574.0	—	574.0	—	710.4	—	710.4
Total (1)	$1,049.3	$3,074.9	$2.9	$4,127.1	$914.8	$2,941.5	$.6	$3,856.9

(1)	Excludes $204.4 million and $115.6 million of cash and cash equivalents and other receivables at December 31, 2014 and 2013, respectively.

During 2014 and 2013, we had an immaterial amount of Level 3 Separate Accounts financial assets. Gross transfers of Separate Accounts financial assets out of Level 3 during 2014 and 2013 were $.1 million and $4.6 million, respectively. During 2014 and 2013, there were no transfers of Separate Accounts financial assets between Levels 1 and 2 and no transfers of Separate Accounts financial assets into Level 3.

Offsetting Financial Assets and Liabilities
Certain financial assets and liabilities are offset in our balance sheets or are subject to master netting arrangements or similar agreements with the applicable counterparty. Financial assets, including derivative assets, subject to offsetting and enforceable master netting arrangements as of December 31, 2014 and December 31, 2013 were as follows:

	Gross Amounts of Recognized Assets (1)	Gross Amounts Not Offset In the Balance Sheets
		Financial Instruments	Cash Collateral Received
(Millions)				Net Amount
December 31, 2014
Derivatives	$.3	$10.2	$—	$10.5
Total	$.3	$10.2	$—	$10.5

December 31, 2013
Derivatives	$49.1	$13.3	$(47.1)	$15.3
Total	$49.1	$13.3	$(47.1)	$15.3

(1) There were no amounts offset in our balance sheets at December 31, 2014 or December 31, 2013.

Financial liabilities, including derivative liabilities, subject to offsetting and enforceable master netting arrangements as of December 31, 2014 and December 31, 2013 were as follows:

	Gross Amounts of Recognized Liabilities (1)	Gross Amounts Not Offset In the Balance Sheets
		Financial Instruments	Cash Collateral Paid
(Millions)				Net Amount
December 31, 2014
Derivatives	$53.4	$.9	$(49.0)	$5.3
Securities lending	826.9	(826.9)	—	—
Repurchase agreements	201.7	—	—	201.7
Total	$1,082.0	$(826.0)	$(49.0)	$207.0

December 31, 2013
Derivatives	$1.9	$—	$(.7)	$1.2
Securities lending	792.6	(792.6)	—	—
Total	$794.5	$(792.6)	$(.7)	$1.2

(1) There were no amounts offset in our balance sheets at December 31, 2014 or December 31, 2013.